SHARE-BASED PAYMENTS - RSU's (Details) - Restricted share units $ in Millions	12 Months Ended
	Dec. 31, 2024 shares	Dec. 31, 2024 shares	Dec. 31, 2024 EquityInstruments shares	Dec. 31, 2023 shares EquityInstruments	Dec. 31, 2023 USD ($) EquityInstruments	Dec. 31, 2023 EquityInstruments
Disclosure of Equity Instruments other than options
Outstanding, beginning balance		580,219	580,219			443,267
Awarded			409,014			295,429
Vested and settled (in shares)			(161,343)			(152,203)
Forfeitures during the Year			(6,850)			(6,274)
Outstanding, ending balance		821,040	821,040	580,219		580,219
Number of instruments settled in cash	0	0	0	94,063	94,063	94,063
Cash proceeds from settlement of instruments | $					$ 0.5
2024
Disclosure of Equity Instruments other than options
Outstanding, beginning balance			333,720
Outstanding, ending balance						333,720
2025
Disclosure of Equity Instruments other than options
Outstanding, beginning balance			150,102
Outstanding, ending balance			469,729			150,102
2026
Disclosure of Equity Instruments other than options
Outstanding, beginning balance			96,397
Outstanding, ending balance			221,450			96,397
2027
Disclosure of Equity Instruments other than options
Outstanding, ending balance			129,861
After award date year one
Disclosure of Equity Instruments other than options
Vesting of stock options ( as a percentage)	33.33%
After award date year two
Disclosure of Equity Instruments other than options
Vesting of stock options ( as a percentage)	33.33%
After award date year three
Disclosure of Equity Instruments other than options
Vesting of stock options ( as a percentage)	33.33%